Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.85%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,968	97,495
SPDR Portfolio Short Term Treasury ETF		1,646	48,804
Vanguard Short-Term Treasury ETF		1,645	97,483
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			343,832

	Contracts	Notional Amount
PURCHASED OPTIONS - 121.28% (a)(b)
CALL OPTIONS - 107.76%
iShares MSCI EAFE ETF, Expires 1/10/2023, Strike Price $78.04	128	$942,080	41,678
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.46	21	948,444	936,893
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.50	21	948,444	54,990
			1,033,561
PUT OPTIONS - 13.52%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.85	77	931,238	51,876
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.66	21	948,444	2,277
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.68	70	924,560	75,564
			129,717
TOTAL PURCHASED OPTIONS (Cost $1,179,919)			1,163,278

Total Investments (Cost $1,529,404) - 157.13%			1,507,110
Liabilities in Excess of Other Assets - (57.13)%			(547,966)
TOTAL NET ASSETS - 100.00%			$959,144

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	1/10/2023	$82.90	128	(942,080)	$(12,477)
SPDR S&P 500® Trust ETF	1/10/2023	$186.66	21	(948,444)	(557,590)
SPDR S&P 500® Trust ETF	1/10/2023	$494.51	21	(948,444)	(25,742)
					(595,809)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.32	77	(931,238)	(87,218)
SPDR S&P 500® Trust ETF	1/10/2023	$418.95	21	(948,444)	(45,556)
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.77	70	(924,560)	(107,615)
					(240,389)
Total Options Written (Premiums Received $819,460)					$(836,198)

(a) Exchange-Traded